Costs of services and general and administrative costs - Auditor's Remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Information About Operating Cost [line items]
Audit-related services	£ 0.5	£ 0.4	£ 0.4
Fees payable to the auditors pursuant to legislation	39.9	36.9	31.9
Other services	1.7	0.6	1.4
Total other fees	2.2	1.1	1.8
Total fees	42.1	38.0	33.7
Compliance services
Disclosure Of Information About Operating Cost [line items]
Tax compliance services	0.0	0.1	0.0
WPP plc
Disclosure Of Information About Operating Cost [line items]
Audit-related services	10.0	8.4	7.1
Subsidiaries
Disclosure Of Information About Operating Cost [line items]
Audit-related services	£ 29.9	£ 28.5	£ 24.8